Statement of Net Assets Available for Benefits - EBP 044 - USD ($)	Apr. 30, 2025	Apr. 30, 2024
Investments:
Total investments	$ 1,545,497,923	$ 1,341,372,041
Receivables:
Net assets available for benefits	1,587,360,148	1,378,397,795
EBP, Participant-Directed
Investments:
Total investments	1,545,497,923	1,341,372,041
Receivables:
Employer contributions	4,587,241	3,516,010
Accrued dividends and interest	2,677,748	2,668,044
Notes receivable from participants	34,597,236	30,841,700
Total receivables	41,862,225	37,025,754
Net assets available for benefits	1,587,360,148	1,378,397,795
EBP, Participant-Directed | Investments, at fair value
Investments:
Total investments	1,167,687,787	1,030,837,218
EBP, Participant-Directed | Common stock of Darden Restaurants, Inc. – allocated
Investments:
Total investments	377,810,136	310,534,823
Participant Directed Funds
Investments:
Total investments	1,298,241,880	1,138,467,787
Receivables:
Employer contributions	4,587,241	3,516,010
Accrued dividends and interest	936,930	937,257
Notes receivable from participants	34,597,236	30,841,700
Total receivables	40,121,407	35,294,967
Net assets available for benefits	1,338,363,287	1,173,762,754
Participant Directed Funds | Investments, at fair value
Investments:
Total investments	1,165,556,642	1,029,572,767
Participant Directed Funds | Common stock of Darden Restaurants, Inc. – allocated
Investments:
Total investments	132,685,238	108,895,020
Participant Directed ESOP Funds (Note 7)
Investments:
Total investments	247,256,043	202,904,254
Receivables:
Employer contributions	0	0
Accrued dividends and interest	1,740,818	1,730,787
Notes receivable from participants	0	0
Total receivables	1,740,818	1,730,787
Net assets available for benefits	248,996,861	204,635,041
Participant Directed ESOP Funds (Note 7) | Investments, at fair value
Investments:
Total investments	2,131,145	1,264,451
Participant Directed ESOP Funds (Note 7) | Common stock of Darden Restaurants, Inc. – allocated
Investments:
Total investments	$ 245,124,898	$ 201,639,803